                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ______
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ally Financial Inc.
Address: 200 Renaissance Center
         P.O. Box 200
         Detroit, MI 48265-2000

Form 13F File Number: 28-14534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Donna M. DiCicco
Title: Assistant Secretary
Phone: 313-656-6302

Signature, Place, and Date of Signing:


  /s/ Donna M. DiCicco          Detroit, Michigan           August 14, 2012
-------------------------   ------------------------   -------------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:          113
Form 13F Information Table Value Total:    1,151,138
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28-14536               Ally Insurance Holdings Inc.
02    28-14535               Motors Insurance Corporation

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               FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------  -------- --------- --------- ------------------ ---------- -------- ---------------------
                                                               AMOUNT & TYPE
                                                                OF SECURITY                           VOTING AUTHORITY
                                                    MARKET   ------------------                     ---------------------
                                TITLE OF  CUSIP      VALUE   Shrs or   Sh/ Put/ INVESTMENT  OTHER
NAME OF ISSUER                   CLASS    NUMBER   (x$1,000) Prn Amnt  Prn Call DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------  -------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
Abercrombie & Fitch Co Cl A     COM      2896207       2,219    65,000 SH        DEFINED       1       65,000
Adobe Systems                   COM      00724F101     9,549   295,000 SH        DEFINED       2      295,000
Aflac Inc                       COM      1055102      17,292   406,000 SH        DEFINED       1      406,000
Altria Group Inc                COM      02209S103    12,023   348,000 SH        DEFINED       1      348,000
American Express                COM      25816109      5,239    90,000 SH        DEFINED       1       90,000
Analog Devices                  COM      32654105      4,822   128,000 SH        DEFINED       1      128,000
Apache Corp                     COM      37411105     20,215   230,000 SH        DEFINED       1      230,000
Apple Computer                  COM      37833100     24,528    42,000 SH        DEFINED       1       42,000
Autodesk Inc                    COM      52769106      6,123   175,000 SH        DEFINED       1      175,000
Avon Products Inc               COM      54303102      5,479   338,000 SH        DEFINED       1      338,000
Baidu Inc                       COM      56752108      2,070    18,000 SH        DEFINED       1       18,000
Baker Hughes                    COM      57224107     12,330   300,000 SH        DEFINED       1      300,000
Baxter International Inc        COM      71813109      7,441   140,000 SH        DEFINED       1      140,000
Becton Dickinson and Company    COM      75887109     14,352   192,000 SH        DEFINED       2      192,000
Bed Bath & Beyond Inc           COM      75896100      5,253    85,000 SH        DEFINED       2       85,000
Berkshire Hathaway Inc          COM      84670702      5,416    65,000 SH        DEFINED       2       65,000
BlackRock Inc                   COM      09247X101    16,982   100,000 SH        DEFINED       1      100,000
Boeing Co                       COM      97023105     14,488   195,000 SH        DEFINED       1      195,000
Broadcom Corp Class A           COM      111320107    10,647   315,000 SH        DEFINED       1      315,000
C.H. Robinson Worldwide Inc     COM      12541W209     9,189   157,000 SH        DEFINED       1      157,000
Carnival Corp                   COM      143658300    22,104   645,000 SH        DEFINED       1      645,000
Cisco Sys Inc                   COM      17275R102    17,342 1,010,000 SH        DEFINED     1,2    1,010,000
CLIFFS NATURAL RESOURCES INC    COM      18683K101     8,133   165,000 SH        DEFINED       1      165,000
Coach Inc                       COM      189754104     2,632    45,000 SH        DEFINED       1       45,000
ConocoPhillips                  COM      20825C104    10,338   185,000 SH        DEFINED       1      185,000
Darden Restaurants              COM      237194105    11,088   219,000 SH        DEFINED       1      219,000
Disney Walt Co                  COM      254687106     5,820   120,000 SH        DEFINED       1      120,000
Electronic Arts Inc             COM      285512109     1,853   150,000 SH        DEFINED       1      150,000
EMC Corp Mass                   COM      268648102    13,328   520,000 SH        DEFINED       1      520,000
Emerson Elec Co                 COM      291011104    13,741   295,000 SH        DEFINED       1      295,000
Entergy Corp                    COM      29364G103     4,752    70,000 SH        DEFINED       1       70,000
EOG Resources Inc               COM      26875P101     2,703    30,000 SH        DEFINED       1       30,000
Exelon Corporation              COM      30161N101     5,643   150,000 SH        DEFINED       2      150,000
Expeditors Intl Wash Inc        COM      302130109     7,944   205,000 SH        DEFINED       1      205,000
Express Scripts Holding Compan  COM      30219G108    15,912   285,000 SH        DEFINED       1      285,000
Facebook Inc.                   COM      30303M102     5,446   175,000 SH        DEFINED       1      175,000
FASTENAL CO                     COM      311900104     2,620    65,000 SH        DEFINED       1       65,000
Fedex Corp                      COM      31428X106     9,894   108,000 SH        DEFINED       2      108,000
Franklin Resources Inc          COM      354613101     9,434    85,000 SH        DEFINED       1       85,000
Freeport McMoran Copper & Gold  COM      35671D857    18,261   536,000 SH        DEFINED       1      536,000
General Dynamics Corp           COM      369550108    14,511   220,000 SH        DEFINED       2      220,000
General Elec Co                 COM      369604103    21,611 1,037,000 SH        DEFINED       1    1,037,000
General Mills Inc               COM      370334104     5,203   135,000 SH        DEFINED       2      135,000
GlaxoSmithKline PLC             COM      37733W105     5,104   112,000 SH        DEFINED       1      112,000
Goldman Sachs Group             COM      38141G104    10,065   105,000 SH        DEFINED       1      105,000
Google Inc                      COM      38259P508    14,502    25,000 SH        DEFINED       1       25,000
Grupo Televisa SA-SPON          COM      40049J206     2,255   105,000 SH        DEFINED       1      105,000
Halliburton Co                  COM      406216101     5,110   180,000 SH        DEFINED       1      180,000
Hess Corp                       COM      42809H107    15,859   365,000 SH        DEFINED       1      365,000
Hewlett-Packard Co              COM      428236103    11,061   550,000 SH        DEFINED     1,2      550,000
Intel Corp                      COM      458140100    10,127   380,000 SH        DEFINED       1      380,000
Ishares MSCII Taiwan Index FD   ETF      464286400     2,590    50,000 SH        DEFINED       1       50,000

Ishares MSCII Taiwan Index FD   ETF      464286640     1,414    23,000 SH        DEFINED       1       23,000
Ishares MSCII Taiwan Index FD   ETF      464286731     4,097   335,000 SH        DEFINED       1      335,000
Ishares MSCII Taiwan Index FD   ETF      464286772     2,466    45,000 SH        DEFINED       1       45,000
Ishares MSCII Taiwan Index FD   ETF      464286830     1,570   110,000 SH        DEFINED       1      110,000
Ishares Lehman 1-3YR Trs Bd     ETF      464287184     3,704   110,000 SH        DEFINED       1      110,000
Ishares Lehman 1-3YR Trs Bd     ETF      464287234    44,089 1,125,000 SH        DEFINED       1    1,125,000
Ivans Inc                       COM      465991933       285    18,980 SH        DEFINED       2       18,980
J P Morgan Chase & Co           COM      46625H100    22,510   630,000 SH        DEFINED     1,2      495,000
Johnson & Johnson               COM      478160104    15,538   230,000 SH        DEFINED       2      230,000
Kellogg Co                      COM      487836108     7,400   150,000 SH        DEFINED       2      150,000
Lilly Eli & Co                  COM      532457108     5,578   130,000 SH        DEFINED       1      130,000
Linear Technology Corp          COM      535678106    10,025   320,000 SH        DEFINED       1      320,000
Lockheed Martin Corp            COM      539830109     5,225    60,000 SH        DEFINED       1       60,000
Lowes Cos Inc                   COM      548661107    10,238   360,000 SH        DEFINED     1,2      360,000
McDonald's Corporation          COM      580135101    10,624   120,000 SH        DEFINED       2      120,000
Medtronic Inc                   COM      585055106     5,035   130,000 SH        DEFINED       1      130,000
Merck & Co. Inc.                COM      58933Y105    11,147   267,000 SH        DEFINED       1      267,000
Metlife Inc                     COM      59156R108    12,803   415,000 SH        DEFINED       1      415,000
Microsoft Corp                  COM      594918104    19,578   640,000 SH        DEFINED       2      640,000
MOLSON COORS BREWING CO         COM      60871R209    16,020   385,000 SH        DEFINED     1,2      130,000
Monsanto Co                     COM      61166W101     5,795    70,000 SH        DEFINED       1       70,000
Morgan Stanley                  COM      617446448    12,766   875,000 SH        DEFINED     1,2      675,000
Murphy Oil Corp                 COM      626717102    15,338   305,000 SH        DEFINED       1      305,000
Newmont Mng Corp                COM      651639106    13,825   285,000 SH        DEFINED       1      285,000
Northern Trust Corp             COM      665859104    14,957   325,000 SH        DEFINED       1      325,000
NYSE Euronext                   COM      629491101     2,149    84,000 SH        DEFINED       1       84,000
Oracle Corporation              COM      68389X105    18,265   615,000 SH        DEFINED       1      615,000
Paychex Inc                     COM      704326107    14,920   475,000 SH        DEFINED     1,2      315,000
Peabody Energy Corp             COM      704549104     6,375   260,000 SH        DEFINED       1      260,000
Pepsico Inc                     COM      713448108    16,605   235,000 SH        DEFINED     1,2       85,000
Petroleo Brasileiro S.A. -ADR   ADR      71654V408    11,074   590,000 SH        DEFINED       1      590,000
Pfizer                          COM      717081103    15,295   665,000 SH        DEFINED       1      665,000
Procter & Gamble Co             COM      742718109    19,294   315,000 SH        DEFINED       2      315,000
Prudential Financial Inc        COM      744320102     7,991   165,000 SH        DEFINED       2      165,000
Qualcomm Inc                    COM      747525103    15,034   270,000 SH        DEFINED       1      270,000
Raytheon Co                     COM      755111507     5,942   105,000 SH        DEFINED       1      105,000
Rockwell Collins Inc            COM      774341101    12,337   250,000 SH        DEFINED       1      250,000
Royal Dutch Shell PLC           COM      780259206     4,585    68,000 SH        DEFINED       1       68,000
Schlumberger Ltd                COM      806857108    15,902   245,000 SH        DEFINED     1,2       65,000
Staples Inc                     COM      855030102    12,267   940,000 SH        DEFINED     1,2      250,000
Starbucks Corp                  COM      855244109     4,798    90,000 SH        DEFINED       1       90,000
State Street Corp               COM      857477103    13,838   310,000 SH        DEFINED     1,2      210,000
Stryker Corp                    COM      863667101    14,601   265,000 SH        DEFINED       1      265,000
Sysco Corp                      COM      871829107    10,433   350,000 SH        DEFINED       1      350,000
Target Corp                     COM      87612E106    15,129   260,000 SH        DEFINED       1      260,000
Teva Pharmaceutical Industries  COM      881624209    12,226   310,000 SH        DEFINED       1      310,000
Texas Instrs Inc                COM      882508104     4,734   165,000 SH        DEFINED       1      165,000
The Blackstone Group LP         COM      09253U108     5,620   430,000 SH        DEFINED       1      430,000
Thermo Electron Corp            COM      883556102    10,382   200,000 SH        DEFINED       2      200,000
Tiffany & Co                    COM      886547108    10,590   200,000 SH        DEFINED       2      200,000
Time Warner Cable Inc           COM      88732J207     5,500    67,000 SH        DEFINED       2       67,000
Total Sa-Spon Adr               ADR      89151E109    16,631   370,000 SH        DEFINED       1      370,000
Transocean Ltd                  COM      H8817H100     5,144   115,000 SH        DEFINED       1      115,000
United Technologies Corp        COM      913017109    15,408   204,000 SH        DEFINED     1,2       75,000
Vale SA-SP ADR                  ADR      91912E105     1,488    75,000 SH        DEFINED       1       75,000
Verizon Communications          COM      92343V104     5,999   135,000 SH        DEFINED       1      135,000
Vodafone Group Plc              COM      92857W209     5,143   182,500 SH        DEFINED       1      182,500
Walgreen Co                     COM      931422109     5,177   175,000 SH        DEFINED       1      175,000
Wells Fargo & Co                COM      949746101     5,183   155,000 SH        DEFINED       2      155,000
WESTERN UNTION CO               COM      959802109    12,630   750,000 SH        DEFINED       1      750,000
WYNN RESORTS LTD                COM      983134107     7,779    75,000 SH        DEFINED       1       75,000